American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2021

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 30.3%
American Century Diversified Corporate Bond ETF	389,060	20,280,958
American Century Focused Dynamic Growth ETF	60,628	4,828,274
American Century Focused Large Cap Value ETF	200,260	11,968,539
American Century Quality Diversified International ETF	191,455	9,882,314
American Century STOXX U.S. Quality Growth ETF	245,822	16,467,345
American Century STOXX U.S. Quality Value ETF	572,811	28,249,435
Avantis International Equity ETF	176,643	11,017,224
Avantis International Small Cap Value ETF	36,220	2,343,072
Avantis U.S. Equity ETF	290,924	21,106,536
Avantis U.S. Small Cap Value ETF	83,510	6,171,389
TOTAL AFFILIATED FUNDS (Cost $101,494,159)		132,315,086
U.S. TREASURY SECURITIES — 21.8%
U.S. Treasury Bills, 0.06%, 9/2/21(2)	110,000	109,995
U.S. Treasury Bills, 0.06%, 9/9/21(2)	150,000	149,992
U.S. Treasury Bills, 0.04%, 9/30/21(2)	300,000	299,981
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	1,361,641
U.S. Treasury Bonds, 1.125%, 5/15/40	4,500,000	3,765,586
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	490,435
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	1,700,000	1,775,039
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	683,297
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	969,598
U.S. Treasury Bonds, 1.375%, 8/15/50	2,700,000	2,165,273
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,163,738	2,547,667
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	391,443	484,231
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	582,255	685,110
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	572,250	657,724
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	558,715	659,281
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	545,035	669,124
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,803,413	2,913,167
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,191,972	3,345,227
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,505,170	3,755,247
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,466,049	1,593,883
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,912,450	4,257,989
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,696,663	10,541,714
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,205,040	2,401,488
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,443,840	4,860,758
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,125,776	4,499,479
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	6,201,496	6,962,748
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,207,536	1,334,586
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	217,864	243,180
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	3,733,660	4,208,709
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,605,275	3,026,263
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	6,136,440	6,729,252
U.S. Treasury Notes, 0.25%, 6/15/23	6,150,000	6,158,889
U.S. Treasury Notes, 0.75%, 3/31/26	5,000,000	4,980,859
U.S. Treasury Notes, 2.25%, 8/15/27(3)	300,000	319,904
U.S. Treasury Notes, 1.25%, 3/31/28	5,000,000	4,985,938

U.S. Treasury Notes, 1.125%, 2/15/31	650,000	620,801
TOTAL U.S. TREASURY SECURITIES (Cost $90,097,139)		95,214,055
COMMON STOCKS — 19.5%
Aerospace and Defense — 0.4%
Babcock International Group plc(4)	28,239	112,395
BAE Systems plc	53,849	376,148
CAE, Inc.(4)	1,108	34,705
General Dynamics Corp.	1,704	324,152
Lockheed Martin Corp.	584	222,247
Mercury Systems, Inc.(4)	937	70,500
Safran SA(4)	972	145,128
Spirit AeroSystems Holdings, Inc., Class A	1,222	55,833
Textron, Inc.	3,106	199,530
		1,540,638
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	806	88,547
United Parcel Service, Inc., Class B	1,172	238,924
		327,471
Airlines — 0.1%
Alaska Air Group, Inc.(4)	357	24,683
Ryanair Holdings plc, ADR(4)	734	85,768
Southwest Airlines Co.(4)	6,593	413,908
		524,359
Auto Components — 0.3%
Aptiv plc(4)	3,039	437,282
BorgWarner, Inc.	5,532	268,744
Bridgestone Corp.	2,900	116,226
Hyundai Mobis Co. Ltd.	565	136,746
Minth Group Ltd.	4,000	16,201
Sumitomo Rubber Industries Ltd.	5,200	64,417
Valeo SA	2,542	82,376
		1,121,992
Automobiles — 0.3%
Bayerische Motoren Werke AG	1,587	159,034
Daimler AG	4,050	360,445
Honda Motor Co. Ltd., ADR	7,993	238,351
Hyundai Motor Co.	435	82,716
Nissan Motor Co. Ltd.(4)	30,300	152,104
Tesla, Inc.(4)	446	316,410
		1,309,060
Banks — 1.0%
AIB Group plc(4)	10,794	31,534
Banco Bilbao Vizcaya Argentaria SA(4)	23,329	130,633
Banco Bradesco SA	10,186	38,835
Bank Central Asia Tbk PT	39,500	87,444
Bank of America Corp.	7,812	316,620
Barclays plc	121,935	295,201
BNP Paribas SA(4)	4,496	288,273
BPER Banca(4)	10,908	24,854
CaixaBank SA	38,691	123,771
Canadian Western Bank	827	22,741
Commerce Bancshares, Inc.	1,989	154,764
Commerzbank AG(4)	17,948	118,352
Eastern Bankshares, Inc.	5,083	108,420

FinecoBank Banca Fineco SpA(4)	788	13,553
HDFC Bank Ltd., ADR(4)	1,588	111,605
HSBC Holdings plc	22,800	142,474
JPMorgan Chase & Co.	2,580	396,830
M&T Bank Corp.	1,567	247,100
Mitsubishi UFJ Financial Group, Inc.	41,200	219,188
Mizuho Financial Group, Inc.	11,090	156,085
Regions Financial Corp.	11,962	260,772
Societe Generale SA(4)	3,275	93,164
Standard Chartered plc (London)	8,262	59,271
Sumitomo Mitsui Financial Group, Inc.	4,100	144,028
Triumph Bancorp, Inc.(4)	628	55,660
Truist Financial Corp.	6,256	371,043
UniCredit SpA	5,066	52,038
Westamerica Bancorporation	2,526	160,148
Wintrust Financial Corp.	515	39,707
		4,264,108
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(4)	120	145,979
Fevertree Drinks plc	385	13,344
MGP Ingredients, Inc.	485	29,149
PepsiCo, Inc.	1,799	259,344
Royal Unibrew A/S	168	20,521
		468,337
Biotechnology — 0.4%
AbbVie, Inc.	694	77,381
ACADIA Pharmaceuticals, Inc.(4)	711	14,618
Acceleron Pharma, Inc.(4)	300	37,491
ADC Therapeutics SA(4)	1,092	26,798
Alnylam Pharmaceuticals, Inc.(4)	893	125,592
Amgen, Inc.	689	165,112
Arcutis Biotherapeutics, Inc.(4)	1,082	36,247
Arena Pharmaceuticals, Inc.(4)	344	23,609
Argenx SE, ADR(4)	316	90,600
Biohaven Pharmaceutical Holding Co. Ltd.(4)	525	39,427
Blueprint Medicines Corp.(4)	438	42,188
Bridgebio Pharma, Inc.(4)	716	40,039
ChemoCentryx, Inc.(4)	523	25,277
Deciphera Pharmaceuticals, Inc.(4)	759	35,195
Fate Therapeutics, Inc.(4)	371	32,422
FibroGen, Inc.(4)	776	17,320
Flexion Therapeutics, Inc.(4)	2,028	15,737
Generation Bio Co.(4)	397	14,475
Global Blood Therapeutics, Inc.(4)	589	24,019
Halozyme Therapeutics, Inc.(4)	1,208	60,340
Heron Therapeutics, Inc.(4)	871	15,225
Horizon Therapeutics plc(4)	2,277	215,450
Immunovant, Inc.(4)	730	11,446
Insmed, Inc.(4)	1,369	46,176
Invitae Corp.(4)(5)	690	24,081
Iovance Biotherapeutics, Inc.(4)	332	10,438
KalVista Pharmaceuticals, Inc.(4)	634	15,831
Karuna Therapeutics, Inc.(4)	400	44,404
Kinnate Biopharma, Inc.(4)	509	13,651
Kymera Therapeutics, Inc.(4)	457	20,816

Mirati Therapeutics, Inc.(4)	171	28,424
Natera, Inc.(4)	1,368	150,507
Novavax, Inc.(4)	96	22,745
Relay Therapeutics, Inc.(4)	336	10,655
Sigilon Therapeutics, Inc.(4)	563	7,826
Turning Point Therapeutics, Inc.(4)	719	54,809
Ultragenyx Pharmaceutical, Inc.(4)	394	43,986
Vertex Pharmaceuticals, Inc.(4)	338	73,752
		1,754,109
Building Products — 0.2%
American Woodmark Corp.(4)	346	34,413
Johnson Controls International plc	7,308	455,581
Masco Corp.	2,382	152,162
Masonite International Corp.(4)	552	69,712
Sanwa Holdings Corp.	300	3,876
Trane Technologies plc	782	135,935
Trex Co., Inc.(4)	484	52,267
		903,946
Capital Markets — 0.9%
Ameriprise Financial, Inc.	1,865	481,916
Bank of New York Mellon Corp. (The)	11,867	591,926
BlackRock, Inc.	248	203,186
Credit Suisse Group AG(4)	18,282	191,595
flatexDEGIRO AG(4)	167	21,387
GCM Grosvenor, Inc., Class A(5)	1,615	21,302
Intercontinental Exchange, Inc.	946	111,354
Intermediate Capital Group plc	1,404	42,386
LPL Financial Holdings, Inc.	1,098	172,056
MarketAxess Holdings, Inc.	210	102,577
Morgan Stanley	3,976	328,219
MSCI, Inc.	420	204,023
Northern Trust Corp.	5,661	644,222
Open Lending Corp., Class A(4)	1,697	66,268
Partners Group Holding AG	100	142,447
S&P Global, Inc.	579	226,036
State Street Corp.	1,886	158,330
T. Rowe Price Group, Inc.	1,399	250,701
UBS Group AG	1,476	22,539
		3,982,470
Chemicals — 0.3%
Air Liquide SA	590	99,357
Air Products and Chemicals, Inc.	378	109,045
Albemarle Corp.	463	77,863
Axalta Coating Systems Ltd.(4)	6,600	210,474
Corbion NV	296	17,334
Diversey Holdings Ltd.(4)	2,142	38,556
Ecolab, Inc.	507	113,629
Element Solutions, Inc.	5,194	113,645
Huntsman Corp.	1,164	33,372
Kuraray Co. Ltd.	1,900	20,653
Linde plc	890	254,398
OCI NV(4)	550	12,819
Sherwin-Williams Co. (The)	489	133,922
Zeon Corp.	1,600	25,512
		1,260,579

Commercial Services and Supplies — 0.2%
Brink's Co. (The)	1,017	81,279
Clean Harbors, Inc.(4)	802	71,346
Country Garden Services Holdings Co. Ltd.	5,000	52,379
Driven Brands Holdings, Inc.(4)	1,538	43,864
Elis SA(4)	1,031	18,451
HomeServe plc	1,209	18,271
Loomis AB(5)	743	24,331
Park24 Co. Ltd.(4)	1,000	19,319
Republic Services, Inc.	3,333	354,298
		683,538
Communications Equipment — 0.2%
Arista Networks, Inc.(4)	617	194,460
Cisco Systems, Inc.	2,106	107,217
F5 Networks, Inc.(4)	2,386	445,609
Juniper Networks, Inc.	5,586	141,829
Telefonaktiebolaget LM Ericsson, B Shares	9,853	135,322
		1,024,437
Construction and Engineering†
Arcadis NV(4)(5)	407	17,119
Hazama Ando Corp.	3,900	29,763
SHO-BOND Holdings Co. Ltd.	100	4,175
		51,057
Construction Materials†
Cemex SAB de CV, ADR(4)	20,222	159,552
Consumer Finance†
American Express Co.	1,085	166,385
Cembra Money Bank AG	132	14,353
		180,738
Containers and Packaging — 0.3%
Avery Dennison Corp.	1,215	260,217
Ball Corp.	2,867	268,466
Graphic Packaging Holding Co.	12,125	224,919
Intertape Polymer Group, Inc.	1,560	38,392
Myers Industries, Inc.	714	16,108
Packaging Corp. of America	1,211	178,804
SIG Combibloc Group AG(4)	635	15,564
Sonoco Products Co.	6,884	450,627
		1,453,097
Distributors — 0.1%
D'ieteren SA	259	28,123
Genuine Parts Co.	2,344	292,930
		321,053
Diversified Consumer Services†
Chegg, Inc.(4)	569	51,397
IDP Education Ltd.	430	7,511
		58,908
Diversified Financial Services†
Element Fleet Management Corp.	2,372	29,043
Hypoport SE(4)	19	11,450
Jaws Acquisition Corp., Class A(4)	2,187	28,344
Zenkoku Hosho Co. Ltd.	600	26,930
		95,767
Diversified Telecommunication Services — 0.1%
BT Group plc(4)	20,366	46,454

Cellnex Telecom SA	4,158	235,193
Verizon Communications, Inc.	1,624	93,851
		375,498
Electric Utilities — 0.4%
Edison International	6,819	405,390
Evergy, Inc.	2,300	147,131
Iberdrola SA	8,384	113,301
NextEra Energy, Inc.	4,995	387,162
Pinnacle West Capital Corp.	5,281	447,037
Xcel Energy, Inc.	1,140	81,282
		1,581,303
Electrical Equipment — 0.5%
AMETEK, Inc.	1,397	188,497
Eaton Corp. plc	998	142,644
Emerson Electric Co.	5,413	489,822
Generac Holdings, Inc.(4)	269	87,143
Hubbell, Inc.	2,007	385,364
Mabuchi Motor Co. Ltd.	300	12,016
Nexans SA(4)	240	19,711
nVent Electric plc	19,481	593,196
Plug Power, Inc.(4)	297	8,467
Rockwell Automation, Inc.	557	147,193
Schneider Electric SE	1,177	187,797
Sensata Technologies Holding plc(4)	1,004	57,971
		2,319,821
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	800	15,544
CDW Corp.	414	73,829
Cognex Corp.	4,602	396,324
Comet Holding AG	67	17,180
FARO Technologies, Inc.(4)	335	25,408
Hexagon AB, B Shares	1,539	147,004
Jabil, Inc.	1,078	56,509
Keyence Corp.	200	96,010
Keysight Technologies, Inc.(4)	2,651	382,672
Littelfuse, Inc.	103	27,320
LPKF Laser & Electronics AG	76	2,016
National Instruments Corp.	669	27,703
nLight, Inc.(4)	1,368	40,137
TE Connectivity Ltd.	820	110,265
		1,417,921
Energy Equipment and Services — 0.1%
Baker Hughes Co.	7,966	159,957
Schlumberger NV	3,583	96,920
		256,877
Entertainment — 0.3%
Activision Blizzard, Inc.	1,108	101,039
Endeavor Group Holdings, Inc., Class A(4)	1,084	29,875
Live Nation Entertainment, Inc.(4)	1,672	136,903
ROBLOX Corp., Class A(4)	422	31,460
Roku, Inc.(4)	544	186,576
Sea Ltd., ADR(4)	376	94,955
Stillfront Group AB(4)	1,499	15,284
Walt Disney Co. (The)(4)	2,510	466,910

Zynga, Inc., Class A(4)	13,369	144,653
		1,207,655
Equity Real Estate Investment Trusts (REITs) — 1.9%
Americold Realty Trust	1,826	73,752
Brixmor Property Group, Inc.	4,676	104,462
Capital & Counties Properties plc(4)	22,751	57,066
CapitaLand Integrated Commercial Trust	17,800	28,718
Charter Hall Group	8,355	90,253
Comforia Residential REIT, Inc.	14	44,863
Community Healthcare Trust, Inc.	776	39,514
Crown Castle International Corp.	430	81,296
Empire State Realty Trust, Inc., Class A	9,019	102,726
Equinix, Inc.	698	503,091
Equity Residential	2,747	203,910
Essential Properties Realty Trust, Inc.	3,459	90,591
Essex Property Trust, Inc.	1,154	335,260
Extra Space Storage, Inc.	1,360	202,218
Fibra Uno Administracion SA de CV	116,581	143,877
Global Medical REIT, Inc.	2,312	33,200
Goodman Group	14,955	218,082
Healthcare Trust of America, Inc., Class A	5,750	168,878
Healthpeak Properties, Inc.	9,201	315,962
Innovative Industrial Properties, Inc.	1,074	196,682
Invincible Investment Corp.	130	46,718
Invitation Homes, Inc.	8,500	298,010
Iron Mountain, Inc.	2,650	106,318
Japan Hotel REIT Investment Corp.	28	16,034
Kilroy Realty Corp.	1,599	109,595
Klepierre SA(5)	3,168	84,082
LaSalle Logiport REIT	43	69,782
Life Storage, Inc.	2,030	195,002
Link REIT	15,900	149,986
Mapletree Commercial Trust	71,200	116,798
Mapletree Industrial Trust	6,100	12,941
Mapletree Logistics Trust	23,100	34,480
Medical Properties Trust, Inc.	3,498	77,131
MGM Growth Properties LLC, Class A	7,663	276,021
Mitsubishi Estate Logistics REIT Investment Corp.	14	57,913
National Retail Properties, Inc.	1,708	79,285
NETSTREIT Corp.	2,639	54,970
Orix JREIT, Inc.	61	107,602
PotlatchDeltic Corp.	650	38,584
Prologis, Inc.	8,479	988,058
QTS Realty Trust, Inc., Class A	1,863	123,871
Rexford Industrial Realty, Inc.	1,662	92,324
Ryman Hospitality Properties, Inc.(4)	750	58,988
SBA Communications Corp.	94	28,174
Scentre Group	44,865	93,902
Segro plc	7,364	102,305
Shaftesbury plc(4)(5)	6,575	57,142
Simon Property Group, Inc.	2,694	327,968
SOSiLA Logistics REIT, Inc.	77	100,510
Sun Communities, Inc.	1,007	167,998
Tritax Big Box REIT plc	5,520	14,506
UDR, Inc.	4,747	220,498

Urban Edge Properties	3,939	74,250
Ventas, Inc.	2,305	127,835
VICI Properties, Inc.	6,462	204,845
Welltower, Inc.	2,573	193,052
Weyerhaeuser Co.	3,461	134,183
Xenia Hotels & Resorts, Inc.(4)	2,047	39,773
		8,115,835
Food and Staples Retailing — 0.2%
Costco Wholesale Corp.	282	104,929
Koninklijke Ahold Delhaize NV	14,724	396,251
MARR SpA(4)	875	19,563
Matsumotokiyoshi Holdings Co. Ltd.	500	20,108
Sysco Corp.	4,406	373,321
Zur Rose Group AG(4)	226	75,216
		989,388
Food Products — 0.3%
Bakkafrost P/F(5)	346	27,412
Beyond Meat, Inc.(4)	55	7,242
Conagra Brands, Inc.	12,266	454,946
Glanbia plc	973	14,314
J.M. Smucker Co. (The)	2,170	284,248
Kellogg Co.	3,935	245,623
Mondelez International, Inc., Class A	2,477	150,626
Orkla ASA	19,853	202,364
Vital Farms, Inc.(4)	740	17,997
Whole Earth Brands, Inc.(4)	3,104	41,904
		1,446,676
Gas Utilities — 0.1%
Atmos Energy Corp.	2,088	216,296
Nippon Gas Co. Ltd.	1,900	33,429
Spire, Inc.	2,882	217,130
		466,855
Health Care Equipment and Supplies — 0.7%
Align Technology, Inc.(4)	427	254,291
Becton Dickinson and Co.	1,058	263,241
DexCom, Inc.(4)	333	128,571
Eargo, Inc.(4)(5)	661	37,836
Edwards Lifesciences Corp.(4)	2,037	194,574
Envista Holdings Corp.(4)	4,538	196,405
Globus Medical, Inc., Class A(4)	523	37,536
Hill-Rom Holdings, Inc.	876	96,553
ICU Medical, Inc.(4)	188	39,155
IDEXX Laboratories, Inc.(4)	383	210,263
Inmode Ltd.(4)	286	24,690
Medtronic plc	1,478	193,500
NeuroPace, Inc.(4)	1,132	27,349
Olympus Corp.	4,200	86,442
Ortho Clinical Diagnostics Holdings plc(4)	2,410	47,453
OrthoPediatrics Corp.(4)	488	28,548
ResMed, Inc.	181	34,023
Silk Road Medical, Inc.(4)	882	53,925
Tandem Diabetes Care, Inc.(4)	852	78,299
Teleflex, Inc.	605	255,600
Zimmer Biomet Holdings, Inc.	4,018	711,829
		3,000,083

Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(4)	744	45,324
Alfresa Holdings Corp.	4,400	78,873
Amedisys, Inc.(4)	506	136,544
Cardinal Health, Inc.	6,871	414,596
Chartwell Retirement Residences	4,574	46,553
Cigna Corp.	1,336	332,677
CVS Health Corp.	2,279	174,116
Encompass Health Corp.	3,771	320,007
HealthEquity, Inc.(4)	1,069	81,212
Henry Schein, Inc.(4)	4,689	339,953
Humana, Inc.	229	101,960
McKesson Corp.	1,613	302,534
Option Care Health, Inc.(4)	2,022	38,580
Quest Diagnostics, Inc.	3,342	440,743
R1 RCM, Inc.(4)	2,544	69,400
RadNet, Inc.(4)	1,593	35,588
UnitedHealth Group, Inc.	720	287,136
Universal Health Services, Inc., Class B	3,097	459,626
		3,705,422
Health Care Technology — 0.2%
Cerner Corp.	5,493	412,250
Health Catalyst, Inc.(4)	1,669	96,635
Teladoc Health, Inc.(4)	682	117,543
Veeva Systems, Inc., Class A(4)	723	204,211
		830,639
Hotels, Restaurants and Leisure — 0.4%
Autogrill SpA(4)(5)	2,080	17,217
Basic-Fit NV(4)	449	20,212
Booking Holdings, Inc.(4)	61	150,431
Brinker International, Inc.(4)	548	36,787
Chipotle Mexican Grill, Inc.(4)	167	249,169
Churchill Downs, Inc.	399	84,388
Corporate Travel Management Ltd.(4)(5)	823	11,663
Expedia Group, Inc.(4)	1,230	216,763
Food & Life Cos. Ltd.	800	35,681
Greggs plc(4)	461	15,042
Las Vegas Sands Corp.(4)	2,557	156,642
Planet Fitness, Inc., Class A(4)	441	37,040
Sodexo SA(4)	2,651	265,228
Travel & Leisure Co.	1,349	87,051
Whitbread plc(4)	2,599	116,522
Wingstop, Inc.	263	41,662
Wyndham Hotels & Resorts, Inc.	927	67,773
		1,609,271
Household Durables — 0.1%
Haseko Corp.	4,600	61,706
Man Wah Holdings Ltd.	9,600	20,098
Mohawk Industries, Inc.(4)	155	31,853
Open House Co. Ltd.	3,800	157,800
Sonos, Inc.(4)	1,449	58,004
Taylor Wimpey plc	80,696	200,182
Token Corp.	300	26,792
TopBuild Corp.(4)	259	57,596
		614,031

Household Products — 0.1%
Colgate-Palmolive Co.	1,293	104,345
Kimberly-Clark Corp.	1,555	207,313
Procter & Gamble Co. (The)	1,756	234,286
Reynolds Consumer Products, Inc.	892	26,153
		572,097
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,273	283,930
Lifco AB, B Shares	193	20,669
		304,599
Insurance — 0.6%
Aegon NV	18,347	85,026
Aflac, Inc.	8,550	459,392
AIA Group Ltd.	7,600	96,464
Allstate Corp. (The)	979	124,137
Arthur J. Gallagher & Co.	774	112,191
BRP Group, Inc., Class A(4)	1,900	55,138
Chubb Ltd.	2,900	497,611
Hartford Financial Services Group, Inc. (The)	1,250	82,450
Kinsale Capital Group, Inc.	409	71,170
Marsh & McLennan Cos., Inc.	761	103,268
Palomar Holdings, Inc.(4)	589	41,442
Progressive Corp. (The)	428	43,117
Prudential Financial, Inc.	901	90,424
Reinsurance Group of America, Inc.	3,049	397,986
SelectQuote, Inc.(4)	3,887	121,002
Travelers Cos., Inc. (The)	379	58,616
		2,439,434
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(4)	384	903,744
carsales.com Ltd.	875	13,367
Eventbrite, Inc., Class A(4)	1,486	35,025
Facebook, Inc., Class A(4)	915	297,448
Kakaku.com, Inc.	600	16,290
Match Group, Inc.(4)	1,357	211,190
QuinStreet, Inc.(4)	2,990	60,608
		1,537,672
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(4)	267	925,801
ASKUL Corp.	600	21,949
ASOS plc(4)	1,848	133,224
BHG Group AB(4)	1,029	19,771
Chewy, Inc., Class A(4)(5)	1,227	97,816
Etsy, Inc.(4)	607	120,665
		1,319,226
IT Services — 0.7%
Accenture plc, Class A	808	234,296
Adyen NV(4)	68	167,354
Alten SA(4)	151	18,905
Amadeus IT Group SA(4)	1,206	82,126
Amdocs Ltd.	1,639	125,777
Atos SE(4)	1,274	86,759
Capgemini SE	931	170,603
Capita plc(4)	55,161	33,294
DigitalOcean Holdings, Inc.(4)	606	26,403

Edenred	1,800	102,045
Endava plc, ADR(4)	183	16,569
GDS Holdings Ltd., ADR(4)	2,594	215,224
Hennge KK(4)	100	7,092
I3 Verticals, Inc., Class A(4)	1,997	66,340
Indra Sistemas SA(4)	6,087	63,334
Mastercard, Inc., Class A	805	307,558
MAXIMUS, Inc.	536	49,119
Nuvei Corp.(4)	681	47,520
Okta, Inc.(4)	480	129,456
PayPal Holdings, Inc.(4)	1,259	330,223
Perficient, Inc.(4)	887	58,196
Repay Holdings Corp.(4)	2,401	54,863
Square, Inc., Class A(4)	503	123,145
Twilio, Inc., Class A(4)	727	267,391
Visa, Inc., Class A	1,278	298,490
		3,082,082
Leisure Products — 0.1%
BRP, Inc.	310	28,479
Brunswick Corp.	520	55,708
Callaway Golf Co.	1,909	55,266
Hayward Holdings, Inc.(4)	2,974	59,420
Peloton Interactive, Inc., Class A(4)	586	57,633
Polaris, Inc.	991	138,770
		395,276
Life Sciences Tools and Services — 0.3%
10X Genomics, Inc., Class A(4)	426	84,263
Agilent Technologies, Inc.	1,637	218,769
Akoya Biosciences, Inc.(4)	857	19,231
Bio-Techne Corp.	311	132,949
Lonza Group AG(4)	183	116,336
Mettler-Toledo International, Inc.(4)	168	220,638
NeoGenomics, Inc.(4)	1,057	51,782
Repligen Corp.(4)	513	108,607
Thermo Fisher Scientific, Inc.	490	230,413
Wuxi Biologics Cayman, Inc.(4)	7,500	105,283
		1,288,271
Machinery — 0.6%
CKD Corp.	1,100	23,175
Crane Co.	1,352	127,169
Cummins, Inc.	1,275	321,351
Evoqua Water Technologies Corp.(4)	2,150	61,447
FANUC Corp.	400	92,113
Graco, Inc.	1,302	99,994
IHI Corp.(4)	1,000	20,195
IMI plc	12,062	265,058
Japan Steel Works Ltd. (The)	700	17,005
Knorr-Bremse AG	752	92,177
Kornit Digital Ltd.(4)	224	21,898
Metso Outotec Oyj	3,229	36,275
Oshkosh Corp.	1,956	243,385
PACCAR, Inc.	1,863	167,446
Parker-Hannifin Corp.	1,448	454,397
Rexnord Corp.	2,224	111,044
Techtronic Industries Co. Ltd.	8,000	145,158

Timken Co. (The)	865	72,548
Trelleborg AB, B Shares	905	23,544
Tsubaki Nakashima Co. Ltd.	1,200	17,898
Weir Group plc (The)(4)	1,128	29,854
Westinghouse Air Brake Technologies Corp.	826	67,790
		2,510,921
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA(4)	6,687	32,182
Comcast Corp., Class A	2,067	116,062
Fox Corp., Class B	9,250	336,515
Future plc	926	30,172
Nippon Television Holdings, Inc.	2,500	32,914
Nordic Entertainment Group AB, B Shares(4)	505	23,426
ProSiebenSat.1 Media SE(4)	1,347	29,255
Publicis Groupe SA	2,943	190,471
TV Asahi Holdings Corp.	2,116	38,781
WPP plc	17,790	239,847
		1,069,625
Metals and Mining — 0.1%
APERAM SA	511	26,448
Mineral Resources Ltd.	623	22,752
MMC Norilsk Nickel PJSC	557	190,027
Nickel Mines Ltd.	19,231	16,765
OZ Minerals Ltd.	1,635	29,829
Teck Resources Ltd., Class B	3,507	74,243
		360,064
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	3,406	68,290
Multi-Utilities — 0.1%
NorthWestern Corp.	5,976	406,547
Multiline Retail — 0.1%
Dollar Tree, Inc.(4)	2,706	310,919
Isetan Mitsukoshi Holdings Ltd.	3,600	25,224
Magazine Luiza SA	19,992	73,792
Ryohin Keikaku Co. Ltd.	1,300	27,379
Target Corp.	469	97,205
		534,519
Oil, Gas and Consumable Fuels — 0.4%
Cimarex Energy Co.	1,826	120,881
ConocoPhillips	11,122	568,779
Eni SpA	10,617	126,458
Gazprom PJSC, ADR	6,634	40,227
Gazprom PJSC	28,515	86,939
Neste Oyj	2,007	121,365
Parex Resources, Inc.(4)(5)	2,899	54,600
PetroChina Co. Ltd., H Shares	310,000	112,148
Pioneer Natural Resources Co.	1,016	156,291
Surgutneftegas PJSC, Preference Shares	330,188	188,091
TOTAL SE	4,528	200,127
Whitecap Resources, Inc.	2,860	12,518
		1,788,424
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	899	59,226
Mondi plc	13,050	354,226
		413,452

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	414	129,913
Shiseido Co. Ltd.	2,400	174,651
		304,564
Pharmaceuticals — 0.5%
ALK-Abello A/S(4)	63	27,283
Arvinas, Inc.(4)	302	20,820
AstraZeneca plc, ADR	4,682	248,474
Axsome Therapeutics, Inc.(4)	375	22,672
Bristol-Myers Squibb Co.	3,083	192,441
Dermapharm Holding SE	263	22,986
Edgewise Therapeutics, Inc.(4)	806	23,084
GlaxoSmithKline plc	19,056	352,150
Harmony Biosciences Holdings, Inc.(4)	454	13,302
Laboratorios Farmaceuticos Rovi SA	224	12,985
Merck & Co., Inc.	2,698	201,001
Novartis AG	1,472	125,615
Novo Nordisk A/S, B Shares	2,736	201,828
Reata Pharmaceuticals, Inc., Class A(4)	105	10,647
Sanofi	1,106	115,956
Sanofi, ADR	3,906	204,557
Takeda Pharmaceutical Co. Ltd.	5,700	190,383
Zoetis, Inc.	673	116,449
		2,102,633
Professional Services — 0.2%
ASGN, Inc.(4)	406	42,703
CoStar Group, Inc.(4)	115	98,260
DKSH Holding AG	325	26,154
en-japan, Inc.	500	15,167
IHS Markit Ltd.	585	62,934
IR Japan Holdings Ltd.	200	26,196
Korn Ferry	1,020	69,248
Recruit Holdings Co. Ltd.	3,400	153,297
Teleperformance	317	122,408
TransUnion	683	71,435
Verisk Analytics, Inc.	548	103,134
		790,936
Real Estate Management and Development — 0.1%
Altus Group Ltd.	483	24,406
Colliers International Group, Inc.(5)	238	25,675
Colliers International Group, Inc. (Toronto)	318	34,420
CTP NV(4)	3,932	66,418
ESR Cayman Ltd.(4)	7,200	24,589
Fastighets AB Balder, B Shares(4)	304	17,516
FirstService Corp.	301	48,894
IWG plc(4)	4,416	22,359
Redfin Corp.(4)	436	30,860
Samhallsbyggnadsbolaget i Norden AB(5)	10,145	38,588
Tricon Residential, Inc.	3,581	37,991
VGP NV	294	51,318
		423,034
Road and Rail — 0.1%
Heartland Express, Inc.	9,757	181,383
Norfolk Southern Corp.	593	165,589
TFI International, Inc.	462	40,481

Union Pacific Corp.	569	126,369
		513,822
Semiconductors and Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.(4)	1,231	100,474
Allegro MicroSystems, Inc.(4)	797	19,670
Applied Materials, Inc.	1,392	184,732
ASM International NV(5)	35	10,618
ASML Holding NV	372	241,481
BE Semiconductor Industries NV	278	22,453
Broadcom, Inc.	241	109,944
Enphase Energy, Inc.(4)	447	62,245
Infineon Technologies AG	3,991	160,041
MACOM Technology Solutions Holdings, Inc.(4)	1,160	65,668
Marvell Technology, Inc.	3,759	169,944
Nova Measuring Instruments Ltd.(4)(5)	344	32,463
NVIDIA Corp.	565	339,215
Onto Innovation, Inc.(4)	651	44,607
Optorun Co. Ltd.	400	10,704
Power Integrations, Inc.	558	46,208
Semtech Corp.(4)	1,107	74,988
Skyworks Solutions, Inc.	1,105	200,370
SOITEC(4)	125	25,242
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	210,596
Teradyne, Inc.	2,030	253,912
Texas Instruments, Inc.	1,149	207,406
Veeco Instruments, Inc.(4)	1,341	30,856
Xilinx, Inc.	960	122,842
		2,746,679
Software — 1.1%
Adobe, Inc.(4)	379	192,661
Atlassian Corp. plc, Class A(4)	815	193,611
Cadence Design Systems, Inc.(4)	2,822	371,855
CDK Global, Inc.	2,858	153,160
Coupa Software, Inc.(4)	369	99,276
Dassault Systemes SE	447	103,692
Descartes Systems Group, Inc. (The)(4)	200	12,794
DocuSign, Inc.(4)	1,093	243,673
Everbridge, Inc.(4)	323	42,865
Five9, Inc.(4)	329	61,842
fuboTV, Inc.(4)(5)	761	15,342
HubSpot, Inc.(4)	564	296,918
JFrog Ltd.(4)(5)	507	24,858
Manhattan Associates, Inc.(4)	2,516	345,296
Microsoft Corp.	5,776	1,456,592
Model N, Inc.(4)	1,358	54,021
nCino, Inc.(4)	759	49,631
Open Text Corp.	3,843	181,005
Palo Alto Networks, Inc.(4)	759	268,223
Paylocity Holding Corp.(4)	207	40,001
RingCentral, Inc., Class A(4)	594	189,456
SailPoint Technologies Holdings, Inc.(4)	1,226	59,866
salesforce.com, Inc.(4)	581	133,816
Sinch AB(4)	22	3,436
Splunk, Inc.(4)	548	69,278
Sprout Social, Inc., Class A(4)	1,485	98,441

Workday, Inc., Class A(4)	189	46,683
		4,808,292
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	2,293	458,967
American Eagle Outfitters, Inc.	1,981	68,483
Arko Corp.(4)	3,034	31,918
Burlington Stores, Inc.(4)	697	227,452
Carvana Co.(4)	358	102,123
Five Below, Inc.(4)	516	103,855
Floor & Decor Holdings, Inc., Class A(4)	1,105	122,567
Home Depot, Inc. (The)	1,582	512,046
Kingfisher plc(4)	25,545	126,107
Leslie's, Inc.(4)	2,531	71,931
Lithia Motors, Inc., Class A	154	59,194
Musti Group Oyj(4)	601	22,654
National Vision Holdings, Inc.(4)	1,114	56,157
Nextage Co. Ltd.	1,200	18,998
Pets at Home Group plc	4,174	25,614
TJX Cos., Inc. (The)	3,282	233,022
Watches of Switzerland Group plc(4)	2,342	23,714
WH Smith plc(4)	866	21,638
		2,286,440
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	8,562	1,125,561
HP, Inc.	9,256	315,722
		1,441,283
Textiles, Apparel and Luxury Goods — 0.3%
ANTA Sports Products Ltd.	6,000	107,030
Asics Corp.	1,000	15,890
Capri Holdings Ltd.(4)	1,126	62,020
Crocs, Inc.(4)	691	69,183
Dr. Martens plc(4)	2,913	19,460
lululemon athletica, Inc.(4)	543	182,052
LVMH Moet Hennessy Louis Vuitton SE	209	157,450
NIKE, Inc., Class B	1,904	252,508
Pandora A/S(4)	223	25,255
Puma SE(4)	1,111	117,124
VF Corp.	1,218	106,770
		1,114,742
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	8,193	105,895
NMI Holdings, Inc., Class A(4)	1,116	28,837
		134,732
Trading Companies and Distributors — 0.2%
AddTech AB, B Shares	722	12,587
Applied Industrial Technologies, Inc.	514	49,169
Ashtead Group plc	1,704	109,484
Beacon Roofing Supply, Inc.(4)	1,378	77,623
Diploma plc	847	33,532
Electrocomponents plc	2,337	34,397
Finning International, Inc.	2,491	64,831
Grafton Group plc	1,749	28,813
Howden Joinery Group plc(4)	2,662	29,738
MSC Industrial Direct Co., Inc., Class A	3,970	357,935
Seven Group Holdings Ltd.(5)	1,997	33,007

W.W. Grainger, Inc.		336	145,669
Yamazen Corp.		2,500	22,344
			999,129
TOTAL COMMON STOCKS (Cost $55,435,258)			85,179,276
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.9%
Australia — 0.5%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	840,911
Australia Government Bond, 3.00%, 3/21/47	AUD	1,655,000	1,369,708
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	244,632
			2,455,251
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(6)	EUR	126,000	161,119
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	140,000	179,331
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	101,000	194,512
			534,962
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	47,000	94,645
Canada — 0.6%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,150,000	905,676
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	250,398
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	597,847
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	395,885
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	372,859
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	36,412
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	93,648
			2,652,725
China — 2.2%
China Government Bond, 2.64%, 8/13/22	CNY	18,500,000	2,860,377
China Government Bond, 2.88%, 11/5/23	CNY	25,000,000	3,875,749
China Government Bond, 3.25%, 6/6/26	CNY	550,000	86,095
China Government Bond, 3.29%, 5/23/29	CNY	400,000	62,210
China Government Bond, 3.39%, 3/16/50	CNY	18,340,000	2,681,865
			9,566,296
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	133,164
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	103,137
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	87,782
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	74,050
			161,832
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	173,000	248,134
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	1,750,000	2,049,950
			2,298,084
France — 0.4%
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	1,170,000	1,727,503
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	231,953
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	262,673
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	335,208

Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,268,950
			1,604,158
Japan — 1.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	293,900
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	1,955,834
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,829,156
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	428,498
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,223,048
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	56,045,920	519,229
			8,249,665
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	202,256
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	392,276
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	448,750
			841,026
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(6)(7)	EUR	95,000	114,727
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	401,000	507,346
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	63,000	121,027
			743,100
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	360,000	44,602
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,510,000	187,921
			232,523
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	187,744
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	60,970
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	224,298
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(6)	EUR	5,000	6,752
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	164,000	212,444
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	16,000	26,417
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	30,000	64,990
			310,603
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	302,643
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	134,310
			436,953
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	118,065
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	339,246
			457,311
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	600,000	818,792
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,458,026)			34,591,624
CORPORATE BONDS — 7.1%
Aerospace and Defense — 0.1%
Howmet Aerospace, Inc., 5.125%, 10/1/24		$50,000	54,875
Raytheon Technologies Corp., 5.70%, 4/15/40		75,000	100,940
TransDigm, Inc., 4.625%, 1/15/29(6)		390,000	384,981
			540,796

Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		432,000	454,140
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	46,350
			500,490
Automobiles — 0.1%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	48,627
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	62,468
General Motors Co., 5.15%, 4/1/38		$250,000	294,125
			405,220
Banks — 1.1%
Akbank T.A.S., 5.00%, 10/24/22		50,000	50,942
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		102,000	111,452
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	259,715
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	146,003
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	247,515
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	120,841
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	125,938
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	126,047
Citigroup, Inc., VRN, 3.52%, 10/27/28		$210,000	228,550
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	281,901
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	220,000	295,546
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	120,427
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	161,019
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	453,977
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	500,139
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	104,271
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	146,024
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	300,000	393,909
Intercorp Financial Services, Inc., 4.125%, 10/19/27(6)		$125,000	121,550
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	327,467
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	137,742
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$295,000	291,707
			4,752,682
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	215,384
Biotechnology — 0.1%
AbbVie, Inc., 4.55%, 3/15/35		80,000	94,835
AbbVie, Inc., 4.40%, 11/6/42		130,000	150,618
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	254,017
			499,470
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	123,940
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,490
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28		$195,000	215,039
MDGH - GMTN B.V., 3.25%, 4/28/22(6)		41,000	42,226
			451,695
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(6)		34,000	37,618
Consumer Finance — 0.1%
Navient Corp., 4.875%, 3/15/28		460,000	451,490
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(6)		322,000	320,999
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)		10,000	10,056
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	27,297
			358,352

Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		60,000	63,727
Diversified Financial Services — 1.0%
Fiore Capital LLC, VRDN, 0.17%, 5/7/21 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 0.11%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(6)		35,000	36,332
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	139,038
AT&T, Inc., 3.55%, 9/15/55(6)		$62,000	57,222
AT&T, Inc., 3.80%, 12/1/57(6)		139,000	132,823
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	70,286
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	49,508
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$25,000	27,575
Lumen Technologies, Inc., 5.80%, 3/15/22		5,000	5,164
Ooredoo International Finance Ltd., 3.75%, 6/22/26(6)		61,000	67,351
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		80,000	83,053
Verizon Communications, Inc., 4.40%, 11/1/34		250,000	291,776
			960,128
Electric Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	86,843
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		150,000	163,013
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	192,096
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	90,086
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	10,333
Exelon Corp., 4.45%, 4/15/46		90,000	105,707
Greenko Investment Co., 4.875%, 8/16/23(6)		41,000	42,207
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)		41,000	46,045
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	48,259
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(6)		50,000	54,113
Northern States Power Co., 3.20%, 4/1/52		120,000	123,658
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30		375,000	370,781
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	32,334
Virginia Electric and Power Co., 2.45%, 12/15/50		110,000	96,722
			1,462,197
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28		276,000	288,824
Equinix, Inc., 5.375%, 5/15/27		20,000	21,493
Iron Mountain, Inc., 4.875%, 9/15/29(6)		495,000	505,152
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,589
			837,058
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		50,000	53,600
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	74,748
			128,348
Food Products — 0.1%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(6)		$70,000	72,751
MHP SE, 7.75%, 5/10/24(6)		51,000	54,033
Post Holdings, Inc., 4.625%, 4/15/30(6)		420,000	424,725
			551,509
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		82,000	90,448
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(6)		14,000	15,426
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(6)		35,000	33,125

CVS Health Corp., 4.30%, 3/25/28		74,000	84,260
CVS Health Corp., 4.78%, 3/25/38		310,000	371,141
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	375,087
Team Health Holdings, Inc., 6.375%, 2/1/25(6)		10,000	8,875
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	43,730
Tenet Healthcare Corp., 5.125%, 5/1/25		50,000	50,663
Tenet Healthcare Corp., 6.125%, 10/1/28(6)		310,000	327,515
			1,309,822
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(6)		168,000	170,512
Boyd Gaming Corp., 6.375%, 4/1/26		25,000	25,844
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(6)		405,000	408,802
Golden Nugget, Inc., 6.75%, 10/15/24(6)		30,000	30,412
McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	48,193
MGM Resorts International, 6.00%, 3/15/23		30,000	32,149
MGM Resorts International, 4.625%, 9/1/26		8,000	8,435
Penn National Gaming, Inc., 5.625%, 1/15/27(6)		35,000	36,400
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(6)		55,000	58,801
			819,548
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		355,000	383,539
Meritage Homes Corp., 5.125%, 6/6/27		40,000	44,900
			428,439
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50		330,000	368,050
Insurance — 0.1%
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	276,506
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$61,000	66,222
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	146,266
Prosus NV, 3.68%, 1/21/30(6)		375,000	392,587
			538,853
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	132,819
Media — 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(6)		$100,000	104,625
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(6)		380,000	380,475
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	26,507
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		180,000	198,607
Discovery Communications LLC, 5.20%, 9/20/47		155,000	182,190
DISH DBS Corp., 5.875%, 11/15/24		95,000	102,897
Gray Television, Inc., 5.875%, 7/15/26(6)		40,000	41,575
Lamar Media Corp., 3.75%, 2/15/28		400,000	404,070
TEGNA, Inc., 4.625%, 3/15/28		480,000	490,819
ViacomCBS, Inc., 4.375%, 3/15/43		120,000	130,103
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	130,034
			2,191,902
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(6)		$200,000	204,500
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)		330,000	336,651
Constellium SE, 3.75%, 4/15/29(6)		184,000	180,325
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	51,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(6)		110,000	112,983
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		375,000	396,562

Teck Resources Ltd., 6.25%, 7/15/41	180,000	228,783
		1,510,804
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(6)	61,000	64,173
Dominion Energy, Inc., 4.90%, 8/1/41	70,000	85,894
NiSource, Inc., 5.65%, 2/1/45	140,000	185,691
		335,758
Oil, Gas and Consumable Fuels — 0.6%
Antero Resources Corp., 7.625%, 2/1/29(6)	153,000	166,112
BP Capital Markets America, Inc., 2.94%, 6/4/51	160,000	145,726
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	25,719
Ecopetrol SA, 5.875%, 5/28/45	130,000	138,620
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	257,577
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(6)	375,000	367,679
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(6)	56,000	58,639
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(6)	56,000	77,991
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	266,382
MEG Energy Corp., 6.50%, 1/15/25(6)	21,000	21,722
MEG Energy Corp., 5.875%, 2/1/29(6)	160,000	164,208
MPLX LP, 4.50%, 4/15/38	22,000	24,191
Petroleos Mexicanos, 6.50%, 3/13/27	55,000	58,231
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	375,000	409,301
SM Energy Co., 5.00%, 1/15/24	25,000	23,986
Southwestern Energy Co., 6.45%, 1/23/25	35,000	37,844
Suncor Energy, Inc., 3.75%, 3/4/51	150,000	150,285
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	45,000	45,149
		2,439,362
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(6)	85,000	86,894
Viatris, Inc., 4.00%, 6/22/50(6)	250,000	248,988
		335,882
Real Estate Management and Development — 0.1%
Howard Hughes Corp. (The), 4.375%, 2/1/31(6)	292,000	289,445
Road and Rail†
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	90,000	114,219
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	19,361
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	46,271
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	16,013
		195,864
Software — 0.1%
Oracle Corp., 4.00%, 7/15/46	260,000	272,026
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.375%, 3/15/51	130,000	113,697
Rent-A-Center, Inc., 6.375%, 2/15/29(6)	110,000	119,432
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	60,000	60,862
		293,991
Technology Hardware, Storage and Peripherals — 0.1%
NCR Corp., 5.125%, 4/15/29(6)	245,000	252,350
Western Digital Corp., 4.75%, 2/15/26	20,000	22,200
		274,550
Thrifts and Mortgage Finance — 0.1%
United Wholesale Mortgage LLC, 5.50%, 4/15/29(6)	265,000	260,768
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(6)	30,000	30,731

Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	375,000	390,203
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	375,000	425,304
		815,507
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	97,000	103,063
Millicom International Cellular SA, 5.125%, 1/15/28(6)	91,800	97,012
Sprint Corp., 7.25%, 9/15/21	85,000	86,908
Sprint Corp., 7.875%, 9/15/23	35,000	39,944
Sprint Corp., 7.125%, 6/15/24	70,000	80,928
T-Mobile USA, Inc., 4.75%, 2/1/28	242,000	258,940
T-Mobile USA, Inc., 2.625%, 2/15/29	100,000	97,539
T-Mobile USA, Inc., 3.50%, 4/15/31	105,000	106,706
		871,040
TOTAL CORPORATE BONDS (Cost $30,204,967)		30,864,501
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.58%, (3-month LIBOR plus 2.40%), 10/25/31(6)	425,000	426,326
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.74%, (3-month LIBOR plus 1.55%), 5/15/30(6)	400,000	401,227
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.79%, (3-month LIBOR plus 1.60%), 4/17/33(6)	550,000	553,131
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.64%, (3-month LIBOR plus 1.45%), 4/20/31(6)	400,000	398,926
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(6)	450,000	448,798
Dryden CLO Ltd., Series 2019-72A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.65%), 5/15/32(6)	375,000	376,561
Dryden Senior Loan Fund, Series 2017-50A, Class A1R, VRN, 1.18%, (3-month LIBOR plus 1.00%), 7/15/30(6)	325,000	325,000
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.05%), 4/15/33(6)	300,000	294,381
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.33%, (3-month LIBOR plus 3.15%), 4/15/33(6)	150,000	151,045
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.75%), 7/24/31(6)	500,000	503,873
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.44%, (3-month LIBOR plus 2.25%), 1/17/34(6)	275,000	273,017
Flatiron CLO Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(6)	350,000	350,405
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, VRN, 1.49%, (3-month LIBOR plus 1.30%), 10/20/32(6)	450,000	451,043
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.31%, (3-month LIBOR plus 1.12%), 7/20/31(6)	250,000	250,577
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(6)	350,000	351,647
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 7/20/31(6)	450,000	449,376
Logan CLO I Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/20/34(6)(9)	325,000	325,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.60%), 1/15/33(6)	350,000	348,901
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(6)	400,000	398,720
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 10/18/31(6)	375,000	375,643
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(6)	350,000	351,396
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.04%, (3-month LIBOR plus 2.85%), 1/20/31(6)	175,000	175,623
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.79%, (3-month LIBOR plus 2.60%), 1/20/33(6)	275,000	277,556
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 10/19/32(6)	350,000	350,601
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.07%, (3-month LIBOR plus 2.90%), 2/20/34(6)	275,000	276,295
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(6)	400,000	400,712
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(6)	325,000	326,664
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(6)	325,000	325,348
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	502,082
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,390,767)		10,439,874
MUNICIPAL SECURITIES — 2.2%
Alaska Housing Finance Corp. Rev., VRDN, 0.05%, 5/3/21 (SBBPA: FHLB)	100,000	100,000

Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	155,482
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.11%, 5/7/21 (LOC: Wells Fargo Bank N.A.)	100,000	100,000
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 0.12%, 5/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	41,697
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,528,737
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.03%, 5/3/21 (GA: Chevron Corp.)	150,000	150,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	160,322
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	14,050
New York City GO, 6.27%, 12/1/37	40,000	57,301
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	130,389
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	67,250
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	250,000	254,641
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	203,227
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	246,294
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	101,748
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	130,957
State of California GO, 4.60%, 4/1/38	40,000	46,368
State of California GO, 7.55%, 4/1/39	30,000	49,414
State of California GO, 7.30%, 10/1/39	30,000	46,454
State of California GO, 7.60%, 11/1/40	65,000	110,235
State of New York Mortgage Agency Rev., VRDN, 0.05%, 5/3/21 (SBBPA: Barclays Bank plc)	155,000	155,000
State of Texas Rev., 4.00%, 8/26/21	2,880,000	2,915,515
State of Washington GO, 5.14%, 8/1/40	5,000	6,855
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.12%, 5/7/21 (LOC: Bank of America N.A.)	575,000	575,000
Tennis for Charity, Inc. Rev., VRDN, 0.08%, 5/7/21 (LOC: JPMorgan Chase Bank N.A.)	1,325,000	1,325,000
TOTAL MUNICIPAL SECURITIES (Cost $9,370,793)		9,771,936
COMMERCIAL PAPER(2) — 2.2%
Nordea Bank Abp, 0.19%, 7/13/21(6)	1,950,000	1,949,603
Ridgefield Funding Co. LLC, 0.19%, 11/2/21(6)	1,080,000	1,078,912
Royal Bank of Canada (New York), VRN, 0.19%, (3-month LIBOR plus 0.01%), 1/27/22	775,000	774,972
Societe Generale SA, 0.19%, 10/21/21(6)	2,360,000	2,358,163
Toronto-Dominion Bank (The), 0.23%, 4/11/22(6)	3,410,000	3,403,085
TOTAL COMMERCIAL PAPER (Cost $9,563,551)		9,564,735
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.19%, 8/25/34	87,787	89,897
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.76%, (1-month LIBOR plus 3.65%), 2/25/40(6)	200,000	207,033
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(6)	25,058	25,395
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.93%, 10/25/29(6)	98,385	101,515
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(6)	20,428	20,457
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(6)	27,404	28,036
		472,333
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 11/25/23	240,007	244,746
FHLMC, Series 2014-DN2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.60%), 4/25/24	198,633	198,399
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.86%, (1-month LIBOR plus 3.75%), 9/25/24	674,849	694,496
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.11%, (1-month LIBOR plus 5.00%), 12/25/28	456,903	484,606
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.46%, (1-month LIBOR plus 1.35%), 3/25/29	2,560	2,564
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.01%, (1-month LIBOR plus 3.90%), 4/25/29	1,065,431	1,110,362

FNMA, Series 2014-C02, Class 1M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	170,144	170,302
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	305,645	309,006
FNMA, Series 2015-C03, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	442,295	453,384
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	182,550	193,828
FNMA, Series 2016-C03, Class 2M2, VRN, 6.01%, (1-month LIBOR plus 5.90%), 10/25/28	113,000	119,729
FNMA, Series 2017-C03, Class 1M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 10/25/29	121,172	124,649
FNMA, Series 2017-C06, Class 2M2, VRN, 2.91%, (1-month LIBOR plus 2.80%), 2/25/30	46,044	47,021
FNMA, Series 2018-C04, Class 2M2, VRN, 2.66%, (1-month LIBOR plus 2.55%), 12/25/30	616,904	630,196
		4,783,288
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,927,596)		5,255,621
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.67%, (12-month LIBOR plus 1.87%), 7/1/36	5,544	5,885
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	18,152	19,442
FHLMC, VRN, 2.52%, (1-year H15T1Y plus 2.26%), 4/1/37	49,490	52,797
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	15,276	15,936
FHLMC, VRN, 3.46%, (12-month LIBOR plus 1.88%), 5/1/41	8,038	8,397
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.86%), 7/1/41	34,786	36,989
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	8,420	8,633
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	179	180
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	4,241	4,260
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	24,388	25,440
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	31,333	32,680
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	5,339	5,567
FNMA, VRN, 2.44%, (1-year H15T1Y plus 2.16%), 3/1/38	35,653	37,948
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	6,859	7,135
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.85%), 3/1/40	8,987	9,548
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	15,891	16,804
		287,641
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, 8.00%, 7/1/30	1,012	1,219
FHLMC, 6.50%, 5/1/31	6,427	7,230
FHLMC, 5.50%, 12/1/33	44,753	51,388
FHLMC, 5.50%, 1/1/38	58,628	68,432
FHLMC, 6.00%, 2/1/38	77,910	92,816
FHLMC, 6.00%, 11/1/38	55,856	65,038
FNMA, 7.00%, 6/1/26	129	142
FNMA, 6.50%, 6/1/29	7,428	8,349
FNMA, 7.00%, 7/1/29	339	340
FNMA, 7.00%, 3/1/30	2,347	2,581
FNMA, 7.50%, 9/1/30	1,739	2,037
FNMA, 6.50%, 9/1/31	12,566	14,130
FNMA, 7.00%, 9/1/31	3,572	3,782
FNMA, 6.50%, 1/1/32	2,246	2,527
FNMA, 5.50%, 6/1/33	36,307	42,064
FNMA, 5.50%, 8/1/33	199,682	231,645
FNMA, 5.50%, 9/1/33	48,080	55,767
FNMA, 5.00%, 11/1/33	160,223	184,558
FNMA, 5.50%, 1/1/34	100,017	115,297
FNMA, 3.50%, 3/1/34	77,917	83,813
FNMA, 5.00%, 2/1/36	134,934	156,091
FNMA, 5.50%, 4/1/36	23,590	27,457
FNMA, 5.00%, 10/1/36	6,700	7,423
FNMA, 5.50%, 12/1/36	47,192	54,930

FNMA, 5.50%, 1/1/37	166,677	194,044
FNMA, 6.50%, 8/1/37	24,652	28,330
FNMA, 5.00%, 4/1/40	262,473	303,873
FNMA, 5.00%, 6/1/41	211,100	244,038
FNMA, 6.50%, 8/1/47	9,017	9,796
FNMA, 6.50%, 9/1/47	18,190	19,689
FNMA, 6.50%, 9/1/47	877	951
FNMA, 6.50%, 9/1/47	9,603	10,392
GNMA, 7.00%, 1/15/24	273	285
GNMA, 8.00%, 7/15/24	2,178	2,228
GNMA, 8.00%, 9/15/24	704	707
GNMA, 9.00%, 4/20/25	339	371
GNMA, 7.00%, 9/15/25	3,098	3,142
GNMA, 7.50%, 10/15/25	2,448	2,486
GNMA, 7.50%, 2/15/26	4,858	5,290
GNMA, 8.25%, 7/15/26	15,167	15,412
GNMA, 7.00%, 12/15/27	10,237	10,278
GNMA, 6.50%, 2/15/28	1,606	1,798
GNMA, 6.50%, 3/15/28	6,571	7,353
GNMA, 6.50%, 4/15/28	346	387
GNMA, 6.00%, 10/15/28	9,736	10,965
GNMA, 7.00%, 5/15/31	3,523	4,147
GNMA, 5.50%, 11/15/32	22,722	26,302
GNMA, 6.50%, 10/15/38	291,936	350,067
GNMA, 4.50%, 5/20/41	189,263	212,120
GNMA, 4.50%, 6/15/41	116,599	133,965
GNMA, 3.50%, 6/20/42	163,448	176,812
GNMA, 3.50%, 4/20/45	41,835	45,066
GNMA, 2.50%, 2/20/47	29,406	30,799
		3,130,149
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,082,365)		3,417,790
ASSET-BACKED SECURITIES — 0.8%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(6)	91,091	93,352
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(6)	400,000	401,697
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	1,300,000	1,324,281
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(6)	37,083	37,166
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(6)	116,958	119,631
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(6)	235,414	243,387
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(6)	393,686	409,117
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(6)	186,676	187,797
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(6)	150,399	153,452
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	252,901	265,476
TOTAL ASSET-BACKED SECURITIES (Cost $3,149,653)		3,235,356
CERTIFICATES OF DEPOSIT — 0.5%
Banks — 0.5%
Skandinaviska Enskilda Banken AB, 0.18%, 10/4/21 (Cost $2,200,000)	2,200,000	2,200,220
PREFERRED STOCKS — 0.5%
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	371,768
Telefonica Europe BV, 5.875%	100,000	134,351
		506,119

Electric Utilities — 0.1%
Enel SpA, 2.25%	300,000	378,958
Insurance — 0.2%
Allianz SE, 3.375%	200,000	263,293
Credit Agricole Assurances SA, 4.25%	100,000	134,481
Intesa Sanpaolo Vita SpA, 4.75%	200,000	266,239
		664,013
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	382,748
TOTAL PREFERRED STOCKS (Cost $1,872,326)		1,931,838
EXCHANGE-TRADED FUNDS†
iShares Russell Mid-Cap Value ETF (Cost $23,571)	217	24,838
RIGHTS†
Capital Markets†
Credit Suisse Group AG(4) (Cost $—)	18,282	200
TEMPORARY CASH INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,920,331)	11,920,331	11,920,331
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(10) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $337,103)	337,103	337,103
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $366,527,605)		436,264,384
OTHER ASSETS AND LIABILITIES†		192,992
TOTAL NET ASSETS — 100.0%		$436,457,376

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,411,156	AUD	3,100,687	Bank of America N.A.	6/16/21	$22,073
BRL	2,825,185	USD	503,374	Goldman Sachs & Co.	6/16/21	14,722
BRL	2,817,241	USD	491,322	Goldman Sachs & Co.	6/16/21	25,317
BRL	1,126,896	USD	197,365	Goldman Sachs & Co.	6/16/21	9,291
USD	505,807	BRL	2,825,185	Goldman Sachs & Co.	6/16/21	(12,289)
CAD	393,425	USD	313,261	Morgan Stanley	6/16/21	6,847
CAD	10,191	USD	8,150	Morgan Stanley	6/30/21	142
CAD	27,159	USD	21,677	Morgan Stanley	6/30/21	422
CAD	35,877	USD	28,719	Morgan Stanley	6/30/21	473
USD	365,067	CAD	458,659	Morgan Stanley	6/16/21	(8,119)
USD	887,809	CAD	1,111,941	Morgan Stanley	6/16/21	(16,916)
USD	6,597	CAD	8,249	Morgan Stanley	6/30/21	(115)
USD	58,819	CAD	73,227	Morgan Stanley	6/30/21	(764)
USD	86,868	CAD	108,146	Morgan Stanley	6/30/21	(1,128)
USD	2,630	CAD	3,295	Morgan Stanley	6/30/21	(51)
USD	6,743	CAD	8,424	Morgan Stanley	6/30/21	(111)
USD	3,193	CAD	4,011	Morgan Stanley	6/30/21	(71)
USD	3,426	CAD	4,314	Morgan Stanley	6/30/21	(85)
USD	2,561	CAD	3,207	Morgan Stanley	6/30/21	(49)
USD	6,977	CAD	8,781	Morgan Stanley	6/30/21	(168)
USD	42,732	CAD	53,644	Morgan Stanley	6/30/21	(917)
USD	5,240	CAD	6,551	Morgan Stanley	6/30/21	(91)
USD	728,544	CHF	672,235	Morgan Stanley	6/16/21	(8,378)

USD	233,276	CLP	167,123,325	Goldman Sachs & Co.	6/16/21	(1,808)
USD	3,115,935	CNY	20,390,057	Goldman Sachs & Co.	6/16/21	(22,868)
USD	3,676,896	CNY	24,267,511	Goldman Sachs & Co.	6/16/21	(58,795)
COP	1,922,665,313	USD	542,239	Goldman Sachs & Co.	6/16/21	(31,078)
CZK	5,637,321	USD	254,449	UBS AG	6/16/21	7,628
USD	315,405	CZK	6,892,229	UBS AG	6/16/21	(5,013)
USD	14,671	DKK	90,938	UBS AG	6/16/21	(42)
EUR	515,881	USD	618,503	JPMorgan Chase Bank N.A.	5/19/21	1,896
EUR	11,170	USD	13,133	Credit Suisse AG	6/30/21	312
EUR	19,513	USD	23,271	Credit Suisse AG	6/30/21	215
EUR	15,507	USD	18,551	Credit Suisse AG	6/30/21	113
EUR	3,921	USD	4,724	Credit Suisse AG	6/30/21	(4)
USD	4,252,192	EUR	3,550,535	JPMorgan Chase Bank N.A.	5/19/21	(17,680)
USD	556,705	EUR	465,769	Credit Suisse AG	6/30/21	(3,920)
USD	183,138	EUR	153,223	Credit Suisse AG	6/30/21	(1,290)
USD	5,736	EUR	4,827	Credit Suisse AG	6/30/21	(75)
USD	5,536	EUR	4,695	Credit Suisse AG	6/30/21	(115)
USD	9,625	EUR	8,167	Credit Suisse AG	6/30/21	(206)
USD	16,043	EUR	13,645	Credit Suisse AG	6/30/21	(381)
USD	4,755	EUR	4,022	Credit Suisse AG	6/30/21	(86)
USD	20,894	EUR	17,557	Credit Suisse AG	6/30/21	(238)
USD	17,265	EUR	14,324	Credit Suisse AG	6/30/21	24
USD	7,937	EUR	6,609	Credit Suisse AG	6/30/21	(17)
USD	8,117	EUR	6,703	Credit Suisse AG	6/30/21	48
GBP	395,455	USD	553,008	Bank of America N.A.	6/16/21	(6,810)
GBP	103,663	USD	142,706	Bank of America N.A.	6/16/21	473
GBP	100,000	USD	137,658	Bank of America N.A.	6/16/21	461
GBP	121,722	USD	168,414	Bank of America N.A.	6/16/21	(293)
GBP	22,936	USD	31,520	JPMorgan Chase Bank N.A.	6/30/21	160
USD	815,195	GBP	593,609	Bank of America N.A.	6/16/21	(4,692)
USD	717,064	GBP	514,633	JPMorgan Chase Bank N.A.	6/30/21	6,219
USD	20,451	GBP	14,821	JPMorgan Chase Bank N.A.	6/30/21	(21)
USD	19,643	GBP	14,296	JPMorgan Chase Bank N.A.	6/30/21	(103)
HUF	74,138,215	USD	245,426	UBS AG	6/16/21	2,026
USD	208,170	HUF	63,533,517	UBS AG	6/16/21	(3,886)
IDR	2,075,821,802	USD	143,180	Goldman Sachs & Co.	6/16/21	(438)
ILS	998,055	USD	300,221	UBS AG	6/16/21	7,167
USD	245,430	ILS	810,779	UBS AG	6/16/21	(4,279)
USD	498,005	INR	37,498,769	Goldman Sachs & Co.	6/16/21	(4,282)
JPY	29,098,523	USD	267,603	Bank of America N.A.	5/19/21	(1,329)
JPY	29,715,962	USD	275,038	Bank of America N.A.	5/19/21	(3,115)
JPY	933,660	USD	8,603	Bank of America N.A.	6/30/21	(56)
JPY	716,040	USD	6,582	Bank of America N.A.	6/30/21	(27)
JPY	1,046,182	USD	9,616	Bank of America N.A.	6/30/21	(39)
JPY	589,680	USD	5,409	Bank of America N.A.	6/30/21	(11)
JPY	749,610	USD	6,823	Bank of America N.A.	6/30/21	39
JPY	807,129	USD	7,382	Bank of America N.A.	6/30/21	7
JPY	566,910	USD	5,191	Bank of America N.A.	6/30/21	(1)
JPY	708,480	USD	6,561	Bank of America N.A.	6/30/21	(76)
JPY	455,760	USD	4,190	Bank of America N.A.	6/30/21	(18)
USD	525,257	JPY	57,061,114	Bank of America N.A.	5/19/21	3,105
USD	1,887,294	JPY	205,280,542	Bank of America N.A.	5/19/21	8,824
USD	153,940	JPY	16,772,864	Bank of America N.A.	6/30/21	398
USD	174,666	JPY	19,031,220	Bank of America N.A.	6/30/21	452
USD	6,335	JPY	688,668	Bank of America N.A.	6/30/21	30

USD	4,332	JPY	479,700	Bank of America N.A.	6/30/21	(59)
USD	3,664	JPY	404,820	Bank of America N.A.	6/30/21	(41)
USD	5,339	JPY	581,040	Bank of America N.A.	6/30/21	20
USD	13,611	JPY	1,471,542	Bank of America N.A.	6/30/21	140
USD	22,155	JPY	2,392,335	Bank of America N.A.	6/30/21	255
USD	23,909	JPY	2,576,296	Bank of America N.A.	6/30/21	325
USD	14,043	JPY	1,516,952	Bank of America N.A.	6/30/21	156
USD	5,479	JPY	591,840	Bank of America N.A.	6/30/21	61
KRW	205,665,748	USD	181,716	Goldman Sachs & Co.	6/16/21	2,253
KRW	285,856,974	USD	253,251	Goldman Sachs & Co.	6/16/21	2,450
KZT	87,842,751	USD	206,276	Goldman Sachs & Co.	6/16/21	(3,636)
MXN	7,568,555	USD	362,656	Goldman Sachs & Co.	6/16/21	9,201
USD	319,617	MXN	6,688,594	Goldman Sachs & Co.	6/16/21	(9,006)
USD	339,422	MXN	6,813,379	Goldman Sachs & Co.	6/16/21	4,668
MYR	1,602,025	USD	392,077	Goldman Sachs & Co.	6/16/21	(1,951)
USD	96,398	MYR	397,351	Goldman Sachs & Co.	6/16/21	(365)
NOK	93,489	USD	11,007	UBS AG	6/30/21	225
NOK	58,050	USD	6,999	UBS AG	6/30/21	(25)
USD	202,368	NOK	1,703,128	UBS AG	6/16/21	(2,249)
USD	174,139	NOK	1,476,781	UBS AG	6/30/21	(3,287)
USD	7,033	NOK	59,525	UBS AG	6/30/21	(118)
NZD	769,951	USD	555,393	Bank of America N.A.	6/16/21	(4,503)
USD	489,081	NZD	682,854	Bank of America N.A.	6/16/21	508
USD	258,425	NZD	360,245	Bank of America N.A.	6/16/21	675
PEN	5,246,995	USD	1,421,526	Goldman Sachs & Co.	6/16/21	(34,400)
USD	654,177	PEN	2,455,782	Goldman Sachs & Co.	6/16/21	4,953
USD	352,404	PEN	1,354,114	Goldman Sachs & Co.	6/16/21	(5,577)
USD	352,752	PEN	1,355,945	Goldman Sachs & Co.	6/16/21	(5,713)
USD	648,549	PHP	31,723,794	Goldman Sachs & Co.	6/16/21	(4,422)
USD	117,015	PLN	447,595	UBS AG	6/16/21	(1,039)
USD	66,085	RUB	4,895,219	Goldman Sachs & Co.	6/16/21	1,325
SEK	3,499,752	USD	414,294	UBS AG	6/16/21	(721)
USD	238,604	SEK	2,027,991	UBS AG	6/16/21	(1,048)
USD	131,229	SGD	176,011	Bank of America N.A.	6/16/21	(1,016)
USD	935,241	THB	28,691,309	Goldman Sachs & Co.	6/16/21	14,035
TRY	3,801,014	USD	497,743	UBS AG	6/16/21	(48,591)
USD	444,563	TRY	3,801,014	UBS AG	6/16/21	(4,589)
						$(194,566)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	7	June 2021	$789,455	$1,561
U.K. Gilt 10-Year Bonds	14	June 2021	2,468,460	(24,855)
U.S. Treasury 2-Year Notes	64	June 2021	14,128,500	(12,644)
			$17,386,415	$(35,938)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	117	June 2021	$15,447,656	$9,879
U.S. Treasury 10-Year Ultra Notes	15	June 2021	2,183,203	(1,510)
			$17,630,859	$8,369
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira

USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $237,470.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $543,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,238,139, which represented 8.3% of total net assets.
(7)Security is a zero-coupon bond.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.
(9)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $576,677, which includes securities collateral of $239,574.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	132,315,086	—	—
U.S. Treasury Securities	—	95,214,055	—
Common Stocks	67,322,124	17,857,152	—
Sovereign Governments and Agencies	—	34,591,624	—
Corporate Bonds	—	30,864,501	—
Collateralized Loan Obligations	—	10,439,874	—
Municipal Securities	—	9,771,936	—
Commercial Paper	—	9,564,735	—
Collateralized Mortgage Obligations	—	5,255,621	—
U.S. Government Agency Mortgage-Backed Securities	—	3,417,790	—
Asset-Backed Securities	—	3,235,356	—
Certificates of Deposit	—	2,200,220	—
Preferred Stocks	—	1,931,838	—
Exchange-Traded Funds	24,838	—	—
Rights	—	200	—
Temporary Cash Investments	11,920,331	—	—
Temporary Cash Investments - Securities Lending Collateral	337,103	—	—
	211,919,482	224,344,902	—
Other Financial Instruments
Futures Contracts	9,879	1,561	—
Forward Foreign Currency Exchange Contracts	—	160,134	—
	9,879	161,695	—
Liabilities
Other Financial Instruments
Futures Contracts	14,154	24,855	—
Forward Foreign Currency Exchange Contracts	—	354,700	—
	14,154	379,555	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$20,618	—	—	$(337)	$20,281	389	—	$556
American Century Focused Dynamic Growth ETF	12,808	—	$7,878	(102)	4,828	61	$3,094	1
American Century Focused Large Cap Value ETF	4,959	$5,408	—	1,602	11,969	200	—	82
American Century Quality Diversified International ETF	8,792	116	999	1,973	9,882	191	182	89
American Century STOXX U.S. Quality Growth ETF	25,050	—	9,795	1,212	16,467	246	4,648	37
American Century STOXX U.S. Quality Value ETF	19,320	2,283	—	6,647	28,250	573	—	310
Avantis International Equity ETF	9,480	130	1,271	2,678	11,017	177	162	104
Avantis International Small Cap Value ETF	1,977	20	410	756	2,343	36	97	29
Avantis U.S. Equity ETF	19,222	68	3,923	5,740	21,107	291	1,381	204
Avantis U.S. Small Cap Value ETF	3,775	1,216	1,151	2,331	6,171	84	252	54
	$126,001	$9,241	$25,427	$22,500	$132,315	2,248	$9,816	$1,466
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com. or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. it is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.